Summary of Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Disclosure of Revisions to Prior Period
The following table reconciles the amounts previously reported in the Consolidated Statements of Earnings (Loss) and segmented disclosures to the corresponding revised amounts:

	Year Ended December 31, 2022
Oil Sands Segment	Previously Reported	Revisions	Revised Balance
Gross Sales	34,775	(92)	34,683
Purchased Product	4,810	(92)	4,718
	29,965	—	29,965

Conventional Segment
Gross Sales	4,332	107	4,439
Transportation and Blending	143	107	250
	4,189	—	4,189

U.S. Refining Segment
Gross Sales	30,310	(92)	30,218
Purchased Product	26,112	(92)	26,020
	4,198	—	4,198

Corporate and Eliminations Segment
Gross Sales	(7,464)	77	(7,387)
Purchased Product	(5,533)	341	(5,192)
Transportation and Blending	(664)	(511)	(1,175)
Operating	(1,270)	247	(1,023)
	3	—	3

Consolidated
Purchased Product	33,801	157	33,958
Transportation and Blending	11,530	(404)	11,126
Operating	5,569	247	5,816
	50,900	—	50,900